Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities:
(Loss) income before taxes	$ (5,474)	$ 1,213,010
Adjustments to reconcile (loss) income before tax to net cash flows from operating activities:
Share - based payment costs	3,689	384
Depreciation expense and impairment loss	2	214
Other including foreign exchange rate (gain) and loss	8	2,882
Cash outflow for taxes	(3,500)
Cash inflow for interest		177
Decrease in prepayments and other receivables	490	819
Decrease in trade payables and accrued liabilities	(5,330)	(6,437)
Net cash flows (used in) provided by operating activities	(10,115)	1,211,049
Investing activities:
Purchase of equipment		(3)
Net cash flows used in investing activities		(3)
Financing activities:
Shares issued for cash	1	49
Repurchase of equity awards	(7,637)
Net cash flows (used in) provided by financing activities	(7,636)	49
Net (decrease) increase in cash and cash equivalents	(17,751)	1,211,095
Net foreign exchange differences	(2,542)	87,432
Cash and cash equivalents at beginning of period	109,554	57,898
Cash and cash equivalents at end of period	$ 89,261	$ 1,356,425